American Funds® Developing World Growth and
Income Fund
Investment portfolio
February 28, 2026
unaudited

Common stocks 96.59% Financials 24.87%	Shares	Value (000)
Hana Financial Group, Inc.	722,237	$61,153
Axis Bank, Ltd.	2,530,298	38,490
AIA Group, Ltd.	3,467,400	38,470
Cholamandalam Investment and Finance Co., Ltd.	1,805,325	34,346
PICC Property and Casualty Co., Ltd., Class H	15,171,386	31,396
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	29,603,000	24,255
Abu Dhabi Islamic Bank PJSC	3,240,595	22,498
Samsung Life Insurance Co., Ltd.	140,506	22,465
ICICI Bank, Ltd.	1,066,204	16,160
ICICI Bank, Ltd. (ADR)	195,365	5,961
Grupo Financiero Banorte, SAB de CV, Series O	1,925,264	21,955
Shriram Finance, Ltd.	1,585,860	18,816
Samsung Fire & Marine Insurance Co., Ltd.	50,100	18,459
Asia Commercial Joint Stock Bank	18,263,408	17,215
KB Financial Group, Inc. (ADR)	81,239	8,937
KB Financial Group, Inc.	67,069	7,413
Capitec Bank Holdings, Ltd.	53,649	15,982
Abu Dhabi Commercial Bank PJSC	3,826,255	15,792
Banco BTG Pactual SA, units	1,215,519	14,525
BSE, Ltd.	481,833	14,337
Al Rajhi Banking and Investment Corp., non-registered shares	521,550	14,039
Kasikornbank PCL, foreign registered shares	2,022,200	13,080
Public Bank Bhd.	10,191,400	12,913
Halyk Savings Bank of Kazakhstan OJSC (GDR) (a)	205,060	6,634
Halyk Savings Bank of Kazakhstan OJSC (GDR)	186,396	6,030
Standard Chartered PLC	509,146	12,570
Nova Ljubljanska Banka dd (GDR)	228,144	11,888
Guaranty Trust Holding Co. PLC	134,673,110	11,559
360 ONE WAM, Ltd.	829,815	10,066
Banco Santander (Brasil) SA, units	1,286,915	8,410
Kotak Mahindra Bank, Ltd.	1,819,906	8,306
Bank Central Asia Tbk PT	19,342,800	8,278
Hong Kong Exchanges and Clearing, Ltd.	149,400	8,001
BDO Unibank, Inc.	3,307,230	7,874
China Merchants Bank Co., Ltd., Class H	1,201,000	7,498
Nu Holdings, Ltd., Class A (b)	449,737	6,737
Grupo Financiero Inbursa, SAB de CV	2,556,082	6,501
BNK Financial Group, Inc.	449,943	6,234
Saudi National Bank (The)	557,941	6,199
City Union Bank, Ltd.	1,305,600	4,062
Max Financial Services, Ltd. (b)	157,397	3,137
Sberbank of Russia PJSC (c)	17,138,527	— (d)
		628,641
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Information technology 24.66%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,272,000	$272,158
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	129,645	48,562
SK hynix, Inc.	149,711	110,423
Samsung Electronics Co., Ltd.	711,107	107,025
MediaTek, Inc.	870,000	53,416
Baidu, Inc., Class A (b)	933,650	14,763
Globant SA (b)	213,066	10,602
Tokyo Electron, Ltd.	23,300	6,566
		623,515
Communication services 11.11%
Tencent Holdings, Ltd.	1,354,002	89,651
NetEase, Inc.	1,061,900	24,324
NetEase, Inc. (ADR)	141,169	16,230
MTN Group, Ltd.	3,036,736	39,585
Bharti Airtel, Ltd.	1,337,762	27,634
KT Corp. (ADR)	547,778	13,037
KT Corp.	212,440	10,112
TIM SA	3,874,852	21,088
Telkom Indonesia (Persero) Tbk PT, Class B	46,904,100	9,904
Singapore Telecommunications, Ltd.	2,364,800	9,422
Indus Towers, Ltd. (b)	1,526,713	7,635
America Movil, SAB de CV, Class B (ADR)	183,054	4,763
Indosat Tbk PT	25,007,719	3,446
NAVER Corp.	15,131	2,677
LG Uplus Corp.	125,354	1,441
		280,949
Materials 9.17%
Barrick Mining Corp.	850,853	43,172
Barrick Mining Corp. (CAD denominated)	120,675	6,123
Valterra Platinum, Ltd. (ZAR denominated)	382,138	44,742
Valterra Platinum, Ltd. (ADR)	148,053	2,881
Anhui Conch Cement Co., Ltd., Class H	7,936,500	24,854
Grupo Mexico, SAB de CV, Series B	1,647,336	20,951
Saudi Basic Industries Corp., non-registered shares	1,402,004	20,256
Suzano SA	1,583,983	17,921
Siam Cement PCL, foreign registered shares	2,196,500	15,904
Freeport-McMoRan, Inc.	189,737	12,917
Pan American Silver Corp.	139,292	9,569
Baoshan Iron & Steel Co., Ltd., Class A	6,020,600	6,323
Loma Negra Compania Industrial Argentina SA (ADR) (b)	312,789	3,253
Vale SA (ADR), ordinary nominative shares	167,958	2,886
Alrosa PJSC (b)(c)	9,682,504	— (d)
		231,752
Consumer discretionary 8.14%
Alibaba Group Holding, Ltd.	3,898,500	71,209
H World Group, Ltd. (ADR)	490,153	26,860
Fuyao Glass Industry Group Co., Ltd., Class A	2,179,253	19,200
MercadoLibre, Inc. (b)	10,048	17,660
PDD Holdings, Inc. (ADR) (b)	162,984	16,906
Li Ning Co., Ltd.	4,095,500	11,789
TVS Motor Co., Ltd.	222,657	9,471
Vibra Energia SA	1,287,763	7,516
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Meituan, Class B (b)	645,400	$6,695
Coupang, Inc., Class A (b)	293,518	5,600
BYD Co., Ltd., Class A	333,900	4,350
Trip.com Group, Ltd. (ADR)	65,325	3,437
MakeMyTrip, Ltd. (b)	45,134	2,549
Eternal, Ltd. (b)	905,989	2,453
		205,695
Industrials 6.76%
Hanwha Aerospace Co., Ltd.	34,477	28,641
International Container Terminal Services, Inc.	2,036,050	25,351
Motiva Infraestrutura de Mobilidade SA	7,207,431	23,409
Shenzhen Inovance Technology Co., Ltd., Class A	1,720,525	18,300
Jiangsu Hengli Hydraulic Co., Ltd., Class A	869,141	14,304
Rumo SA	4,496,648	14,008
Contemporary Amperex Technology Co., Ltd., Class A	217,300	10,840
LG Corp.	144,415	10,812
Kanzhun, Ltd., Class A (ADR)	595,840	9,581
Neway Valve (Suzhou) Co., Ltd., Class A	737,200	6,022
AirTAC International Group	102,000	3,939
Larsen & Toubro, Ltd.	77,228	3,632
Wizz Air Holdings PLC (b)	126,781	2,084
		170,923
Real estate 3.76%
China Resources Land, Ltd.	10,257,500	41,668
Emaar Properties PJSC	4,255,841	18,770
Embassy Office Parks REIT	2,601,081	12,152
Longfor Group Holdings, Ltd.	5,398,000	6,865
Multiplan Empreendimentos Imobiliarios SA	949,346	6,519
Prologis Property Mexico, SA de CV, REIT	887,158	4,357
Poly Property Services Co., Ltd., Class H	610,200	2,499
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	62,550	2,297
		95,127
Health care 3.64%
Rede D’Or Sao Luiz SA	3,936,572	30,946
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	2,085,639	17,207
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	661,200	5,620
BeOne Medicines, Ltd. (ADR) (b)	29,686	9,410
BeOne Medicines, Ltd. (b)	234,946	5,775
Max Healthcare Institute, Ltd.	822,668	9,874
Innovent Biologics, Inc. (b)	871,500	9,480
Torrent Pharmaceuticals, Ltd.	58,153	2,770
Legend Biotech Corp. (ADR) (b)	41,654	791
		91,873
Consumer staples 2.48%
Godrej Consumer Products, Ltd.	1,120,769	14,999
Carlsberg A/S, Class B	58,822	9,146
Fomento Economico Mexicano, SAB de CV	727,825	8,166
Kweichow Moutai Co., Ltd., Class A	37,473	7,953
United Spirits, Ltd.	491,718	7,463
Tsingtao Brewery Co., Ltd., Class H	1,080,000	7,316
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
KT&G Corp.	56,981	$6,461
Avenue Supermarts, Ltd. (b)	30,000	1,269
		62,773
Energy 2.00%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,586,761	26,388
Adnoc Gas PLC	16,912,090	15,655
Qatar Gas Transport Co., Ltd., Nakilat QPSC	6,300,504	8,531
Rosneft Oil Co. PJSC (c)	705,296	— (d)
		50,574
Total common stocks (cost: $1,552,565,000)		2,441,822
Preferred securities 0.00% Consumer discretionary 0.00%
TVS Motor Co., Ltd., 6.00% preferred shares (b)	691,772	76
Total preferred securities (cost: $67,000)		76
Bonds, notes & other debt instruments 0.96% Bonds & notes of governments & government agencies outside the U.S. 0.72% Brazil 0.72%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL50,000	9,525
Brazil (Federative Republic of) 10.00% 1/1/2031	48,800	8,531
Total bonds & notes of governments & government agencies outside the U.S.		18,056
Corporate bonds and notes 0.24% Energy 0.24%
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	USD5,907	6,163
Total bonds, notes & other debt instruments (cost: $21,543,000)		24,219
Short-term securities 3.18% Money market investments 3.18%	Shares
Capital Group Central Cash Fund 3.65% (e)(f)	805,439	80,544
Total short-term securities (cost: $80,543,000)		80,544
Total investment securities 100.73% (cost: $1,654,718,000)		2,546,661
Other assets less liabilities (0.73)%		(18,540)
Net assets 100.00%		$2,528,121
Investments in affiliates (f)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 3.18%
Money market investments 3.18%
Capital Group Central Cash Fund 3.65% (e)	$67,933	$126,007	$113,407	$4	$7	$80,544	$565

American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,797,000, which represented 0.51% of the net assets of the fund.

(b)	Non-income producing.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 2/28/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$608,403	$20,238	$— *	$628,641
Information technology	297,941	325,574	—	623,515
Communication services	270,837	10,112	—	280,949
Materials	211,496	20,256	— *	231,752
Consumer discretionary	205,695	—	—	205,695
Industrials	166,984	3,939	—	170,923
Real estate	95,127	—	—	95,127
Health care	91,873	—	—	91,873
Consumer staples	62,773	—	—	62,773
Energy	42,043	8,531	— *	50,574
Preferred securities	—	76	—	76
Bonds, notes & other debt instruments	—	24,219	—	24,219
Short-term securities	80,544	—	—	80,544
Total	$2,133,716	$412,945	$— *	$2,546,661
*
Amount less than one thousand.
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-100-0426
American Funds Developing World Growth and Income Fund — Page 7 of 7